Cover Page Document	Dec. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 04, 2024
Entity Registrant Name	Carriage Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11961
Entity Tax Identification Number	76-0423828
Entity Address, Address Line One	3040 Post Oak Boulevard, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	332-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	CSV
Security Exchange Name	NYSE
Entity Central Index Key	0001016281
Amendment Flag	false